Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Opportunities Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

VGO-15-01  July 14, 2015
1.797994.113

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Opportunities Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

VIPGRO-INV-15-01  July 14, 2015
1.918658.104